Commitments and Contingent Liabilities (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Banks	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingent Liabilities (Textual)
Rent expenses	$ 2,663	$ 2,963	$ 1,664
Operating leases expiration date	Dec. 31, 2028
Lines of credit maximum borrowings	$ 3,000
Interest rate description	These lines of credit are unsecured and available subject to the Company's maintenance of a 30% ratio of total tangible shareholders' equity to total tangible assets and that the total credit use will be less than 70% of the Company and its subsidiaries' receivables. Interest rates across these credit lines varied from 0.2% to 2.3%.
Purchase commitments	$ 12,596
Royalty expense	$ 625	$ 625	$ 625
Number of banks | Banks	2
Guarantees fee	$ 370
Description of royalty commitments	The Company's agreement for purchasing print heads and other products, which was amended in 2016, the Company is obligated to pay 2.5% royalties of its annual ink revenues up to an annual maximum amount of $625.